Derivative financial instruments - Derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 48,032,325	£ 43,359,755
Derivatives held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	261,678	301,880
Derivative liabilities held for trading	(255,747)	(299,795)
Derivatives held for trading | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	222,663	277,779
Derivative liabilities held for trading	(216,604)	(275,313)
Derivatives held for trading | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,968	2,231
Derivative liabilities held for trading	(2,862)	(2,315)
Derivatives held for trading | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	36,047	21,870
Derivative liabilities held for trading	(36,281)	(22,167)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	47,812,774	43,169,971
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,811,811	19,864,342
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,164,012	19,279,306
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	6,836,951	4,026,323
Derivatives held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	76,140	84,739
Derivative liabilities held for trading	(74,437)	(84,381)
Derivatives held for trading | Foreign exchange derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	75,959	84,401
Derivative liabilities held for trading	(74,226)	(84,043)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	171	335
Derivative liabilities held for trading	(208)	(335)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	3
Derivative liabilities held for trading	(3)	(3)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,824,856	5,554,037
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,705,108	5,461,057
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	99,664	78,946
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,084	14,034
Derivatives held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	125,846	172,144
Derivative liabilities held for trading	(114,803)	(162,402)
Derivatives held for trading | Interest rate derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,819	170,808
Derivative liabilities held for trading	(113,051)	(161,157)
Derivatives held for trading | Interest rate derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,122	965
Derivative liabilities held for trading	(845)	(885)
Derivatives held for trading | Interest rate derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	905	371
Derivative liabilities held for trading	(907)	(360)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	38,816,432	35,257,371
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,216,846	13,547,990
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,398,748	18,737,415
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,200,838	2,971,966
Derivatives held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,682	4,605
Derivative liabilities held for trading	(6,561)	(5,004)
Derivatives held for trading | Credit derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,007	3,674
Derivative liabilities held for trading	(4,752)	(3,909)
Derivatives held for trading | Credit derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,675	931
Derivative liabilities held for trading	(1,809)	(1,095)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,272,104	847,845
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	606,504	384,900
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	665,600	462,945
Derivatives held for trading | Equity and stock index derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	51,723	38,972
Derivative liabilities held for trading	(57,642)	(46,615)
Derivatives held for trading | Equity and stock index derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	18,822	18,807
Derivative liabilities held for trading	(24,468)	(26,094)
Derivatives held for trading | Equity and stock index derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	32,901	20,165
Derivative liabilities held for trading	(33,174)	(20,521)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,747,761	1,393,265
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	278,683	466,151
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,469,078	927,114
Derivatives held for trading | Commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,287	1,420
Derivative liabilities held for trading	(2,304)	(1,393)
Derivatives held for trading | Commodity derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56	89
Derivative liabilities held for trading	(107)	(110)
Derivatives held for trading | Commodity derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,231	1,331
Derivative liabilities held for trading	(2,197)	(1,283)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	151,621	117,453
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,670	4,244
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	146,951	113,209
Derivatives held for risk management | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	894	566
Derivative liabilities held for risk management	(1,136)	(980)
Derivatives held for risk management | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	894	566
Derivative liabilities held for risk management	(1,125)	(980)
Derivatives held for risk management | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	(11)	0
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	219,551	189,784
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,283	20,936
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	200,268	168,848
Derivatives held for risk management | Derivatives designated as cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	798	386
Derivative liabilities held for risk management	(3)	0
Derivatives held for risk management | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	114,313	74,437
Derivatives held for risk management | Fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	59	155
Derivative liabilities held for risk management	(1,129)	(980)
Derivatives held for risk management | Fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	102,815	114,556
Derivatives held for risk management | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	37	25
Derivative liabilities held for risk management	(4)	0
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,423	791
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	798	351
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,592	6,596
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	37	25
Derivative liabilities held for risk management	(4)	0
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,423	791
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	35
Derivative liabilities held for risk management	(3)	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	788	2,433
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	105,933	65,408
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	59	155
Derivative liabilities held for risk management	(1,118)	(980)
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	(11)	0
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,480	11,116
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 94,335	£ 103,440